Stock Options and Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Options Outstanding, Beginning Balance	207,664	288,331	231,332
Options Cancelled	(50,000)	(80,667)	(10,333)
Options Outstanding, Ending Balance	157,664	207,664	288,331
Weighted Avg. Exercise Price
Weighted Avg. Exercise Price Outstanding, Beginning Balance	$ 9.69	$ 10.17	$ 9.33
Weighted Avg. Exercise Price Outstanding, Ending balance	$ 9.69	$ 9.69	$ 10.17
Warrants
Warrants Outstanding, Beginning Balance	1,904,286	1,904,286
Warrants Outstanding, Ending Balance	1,904,286	1,904,286	1,904,286
Weighted Ave. Exercise Price
Weighted Avg. Exercise Price Outstanding, Beginning Balance	$ 2.75
Weighted Avg. Exercise Price Outstanding, Ending Balance	$ 2.75	$ 2.75